Financial Instruments-Fair Value	3 Months Ended
Mar. 31, 2012
Financial Instruments-Fair Value [Abstract]
Financial Instruments-Fair Value

7. FINANCIAL INSTRUMENTS—FAIR VALUE

January 17, 2012 and February 28, 2012 Secured Convertible Promissory Notes

At the date of issuance of the 2012 Notes, based upon evaluation under applicable ASC No. 815-15 Derivatives and Hedging guidance, the Company determined that the 2012 Notes included a conversion price constituting an embedded derivative. The fair value of the embedded derivative liability at issuance was determined using the Monte Carlo simulation. The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the future activities and the Company's stock prices and historical volatility inputs. See Note 8 for disclosure regarding the fair value measurements topic of the FASB Codification. Level 3 is defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The fair value of the embedded derivative liabilities was estimated at issuances of January 17, 2012 and February 28, 2012 and March 31, 2012 using the Monte Carlo simulation with the following assumptions:

	January 17, 2012	February 28, 2012	March 31, 2012
Common Share Price	$0.12	$0.10	$0.08
Volatility	80.00%	80.00%	80.00%
Drift/Risk-Free Rate	0.56%	0.63%	0.78%
Forecast Horizon (Years)	4.00	3.83	3.70
Number of Steps	1,000	958	926
Step Size	0.0040	0.0040	0.0040

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using significant unobservable inputs (Level 3).

	January 17, 2012	February 28, 2012
Fair Value of Embedded Derivative Liability at Issuance	$125,000	$20,240

Increase/(Decrease) in Fair Value at March 31, 2012	(52,500)	(7,480)

Balance at March 31, 2012	$72,500	$12,760

January 17, 2012 and February 28, 2012 Warrants

Pursuant to the Subscription Agreements dated January 17, 2012 and February 28, 2012, the Company issued to the Investors warrants (the "Warrants") to purchase an aggregate of 22,727,266, and 4,000,000 shares of common stock, respectively. The fair value of the warrant liability at each issuance was determined using the Monte Carlo simulation. The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the future activities and the Company's stock prices and historical volatility inputs. Level 3 is defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The fair value of the warrant liability was estimated at issuance of January 17, 2012 and February 28, 2012 and March 31, 2012 using the Monte Carlo simulation with the following assumptions:

	January 17, 2012	February 28, 2012	March 31, 2012
Common Share Price	$0.12	$0.10	$0.08
Volatility	80.00%	80.00%	80.00%
Drift/Risk-Free Rate	0.56%	0.63%	0.78%
Forecast Horizon (Years)	4.00	3.83	3.70
Number of Steps	1,000	958	926
Step Size	0.0040	0.0040	0.0040

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using significant unobservable inputs (Level 3).

	January 17, 2012	February 28, 2012
Fair Value of Embedded Derivative Liability at Issuance	$2,954,545	$480,000

Increase/(Decrease) in Fair Value at March 31, 2012	(454,546)	(40,000)

Balance at March 31, 2012	$2,499,999	$440,000